Operations (Details) - Schedule of exchange ratio - shares		Jun. 18, 2020	Apr. 01, 2020		Jun. 30, 2019
Initial Exchange Ratio [Member]
Operations (Details) - Schedule of exchange ratio [Line Items]
Unrestricted shares			4,402,404		4,402,404
Shares with sale restriction			812,981		812,981
Total shares	[1]		5,215,385
Warrants			654,487		654,487	[2]
Exchange ratio shares			5,869,872		5,869,872
Adjustment by Exchange Ratio [Member]
Operations (Details) - Schedule of exchange ratio [Line Items]
Unrestricted shares			(357,750)
Shares with sale restriction			(66,065)
Total shares	[1]		(423,815)
Warrants			(53,185)
Exchange ratio shares			(477,000)
Final Exchange Ratio [Member]
Operations (Details) - Schedule of exchange ratio [Line Items]
Unrestricted shares		4,044,654	4,044,654
Shares with sale restriction		746,916	746,916
Total shares		4,791,570	4,791,570	[1]
Warrants		601,302	601,302
Exchange ratio shares		5,392,872	5,392,872

[1]	The adjustment in the exchange refers to the 423,815 shares, that the former shareholders of Agrifirma Holding will have to return. The share return process was completed on October 26, 2020.
[2]	Issuance of the Agrifirma Warrants on behalf of one of the selling shareholders, entitling it to subscribe, anytime until January 22, 2022, to up to 654,487 new common shares of the BrasilAgro, with an exercise price of R$0.01 per share (Note 18.b).